Legal Proceedings - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2014
Loss Contingencies [Line Items]
Litigation reserve		$ 24
Settlement amount	$ 64